Consolidated VIEs and Noncontrolling Interests - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	$ (1,911,937)	$ (857,008)	$ (448,244)
Net cash used in investing activities	(347,238)	(444,087)	(4,775,520)
Net cash provided by (used in) financing activities	2,337,971	(46,814)	5,257,271
Variable Interest Entity, Primary Beneficiary | SBG JVs
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	(117,182)	(38,259)	(108,246)
Net cash used in investing activities	(26,740)	(236,971)	(592,574)
Net cash provided by (used in) financing activities	94,386	73,447	292,775
Preferred stock liquidation preference	580,000	500,000
Variable Interest Entity, Primary Beneficiary | Other VIEs
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	4,520	2,549	4,247
Net cash used in investing activities	0	(573)	(826,707)
Net cash provided by (used in) financing activities	$ (1,217)	$ (1,908)	$ 843,312